Acquisitions and disposals (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about business combination [abstract]
Disclosure of Detailed Information about Deal Completion and Acquired Business	In the first half of 2026, the Group completed the business acquisitions and disposals as listed below:

Deal completion date	Acquired/disposed business
2 February 2026	Sold Graze, a healthy snacking brand in the UK to Katjes International GmbH & Co.
12 February 2026
HUL acquired the remaining 49% of Zywie Ventures Private Limited ('OZiva'), a leading plant-
based, and clean-label consumer wellness brand focused on the need spaces such as Lifestyle
Protein, Hair & Beauty Supplements and Women’s health.

2 March 2026	Unilever Indonesia disposed its tea business in Indonesia operating under the SariWangi brand to PT Savoria Kreasi Rasa.
16 March 2026
Unilever disposed its Home Care business (powder detergents and liquids) in Central America and the Caribbean, including the Unisola manufacturing facility in El Salvador, to Industria La
Popular (Guatemala).

23 March 2026
Sold 99.8% ownership interest in Unilever Côte d'Ivoire (CDI), a publicly listed company with a portfolio of local soap brands (predominantly laundry bars), to SDTM CI, Ambition International
Limited, and Aspiration Holding Limited.

1 April 2026	Sold the Group's shares in Kwality Wall’s (India) Limited (“KWIL”) to The Magnum Ice Cream Co.*
1 April 2026	Sold Unilever Ice Cream Comercial, Lda. (Portugal) to The Magnum Ice Cream Company.*
1 June 2026	Acquired 80% of Grüns Nutrition Inc. ("Grüns"), the fast-growing VMS company with a leading position in the US Greens Supplement category.
*Gain on disposal relating to KWIL and Portugal is recognised within discontinued operations.